Related Party Transactions and Balances (Details) - USD ($)		12 Months Ended
	Apr. 07, 2022	Dec. 31, 2023	Jan. 01, 2023
Related Party Transactions and Balances (Details) [Line Items]
Borrowing amount of related party			$ 20,000,000
Generating interest expense		$ 9,316
Total interest payable		15,228
HongKong Kisen [Member]
Related Party Transactions and Balances (Details) [Line Items]
Interest rate percentage	0.10%		0.10%
Working capital support and repaid	$ 2,000,000	3,160,000
Related Party [Member]
Related Party Transactions and Balances (Details) [Line Items]
Borrowing amount of related party		$ 4,384,975
Related Party [Member] | HongKong Kisen [Member]
Related Party Transactions and Balances (Details) [Line Items]
Borrowing amount of related party	$ 10,000,000